ASSET RETIREMENT OBLIGATIONS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Asset Retirement Obligation Disclosure [Abstract]
SCHEDULE OF ASSET RETIREMENT OBLIGATIONS

The following table summarizes activity in the Company’s ARO for the three months ended June 30, 2023 and 2022 (unaudited):

	June 30, 2023	June 30, 2022
	(unaudited)	(unaudited)
Balance, beginning of period	$1,463,931	$1,303,751
Accretion expense	31,013	18,346
Reclamation obligations settled	-	-
Disposition due to sale of property	-	(576,036)
Additions	-	-
Changes in estimates	-	-
Balance, end of period	$1,494,944	$746,061

The following table summarizes activity in the Company’s ARO for the years ended March 31, 2023 and 2022:

	March 31, 2023	March 31, 2022

Balance, beginning of period	$1,303,751	$1,531,589
Accretion expense	119,518	155,612
Reclamation obligations settled	-	-
Disposition due to sale of property	(684,679)	(383,450)
Additions	13,428	-
Changes in estimates	711,913	-
Balance, end of period	$1,463,931	$1,303,751